Notes Payable - Summary of Notes payable (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Notes Payable [Line Items]
Unamortized deferred financing costs	$ (77)
Total notes payable	5,907	$ 8,830
Less current portion	(5,907)	(1,178)
Total		7,652
LMFA Note Payable [Member]
Notes Payable [Line Items]
Notes payable, gross	438	968
Total notes payable		968
LMFAO Note Payable [Member]
Notes Payable [Line Items]
Notes payable, gross	1,757	2,785
Total notes payable		2,785
Maxim Note Payable [Member]
Notes Payable [Line Items]
Notes payable, gross	3,590	4,167
Total notes payable		4,167
Insurance Financing [Member]
Notes Payable [Line Items]
Notes payable, gross	$ 199	910
Total notes payable		$ 910